Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011
Class of Stock [Line Items]
Vessels' accumulated depreciation	$ 591,484	$ 528,044
Accumulated depreciation - Office furniture and equipment	2,496	2,241
Accumulated amortization - Time charterts acquired, liabilities	$ 865,890	$ 864,115
Preferred stock, par value	$ 0.1	$ 0.1
Preferred stock shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common Stock - Class A
Class of Stock [Line Items]
Common Shares authorized	994,000,000	994,000,000
Common Shares issued	92,835,929	88,909,430
Common Shares outstanding	92,835,929	88,909,430
Treasury stock, no of shares	0	78,650
Common Stock - Class B
Class of Stock [Line Items]
Common Shares authorized	1,000,000	1,000,000
Common Shares issued	230,746	230,746
Common Shares outstanding	230,746	230,746
Treasury stock, no of shares	588	588